As filed with the Securities and Exchange Commission on February 3, 2012
File Nos. 033-81396
811-08614

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	39	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	40	[X]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 500
San Diego, California 92130
(Address of Principal Executive Office)

(619) 755-0239
(Registrant's Telephone Number, including Area Code)

Michael Glazer
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Name and address of agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Registration Statement of Brandes Investment Trust incorporates by reference Parts A and B of Post-Effective Amendment No. 38, filed on January 31, 2012.  The sole purpose of this Post-Effective Amendment No.39 is to submit exhibits to Part C.

BRANDES INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

The following exhibits are included with this Post- Effective Amendment, except as noted:

(a)		Articles of Incorporation

	(1)	Agreement and Declaration of Trust (1)

(A)	Amendment to Agreement and Declaration of Trust (1)

(B)	Amendment to Agreement and Declaration of Trust (2)

(C)	Certificate of Amendment dated September 2005 to Certificate of Trust (11)

(D)	Certificate of Amendment dated July 8, 2009 to Certificate of Trust (19)

(E)	Certificate of Amendment dated January 12, 2012 to Certificate of Trust – filed herewith.

(F)	Certificate of Amendment dated January 31, 2012 to Certificate of Trust – filed herewith.

(b)		By-laws (1)

(c)		Instruments Defining Rights of Security Holders - Not applicable.

(d)		Investment Advisory Agreement

	(1)	Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Institutional International Equity Fund (3)

(A)	Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Separately Managed Account Reserve Trust (10)

(B)
Form of Second Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P., relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (13)

(C)	Form of Third Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes Institutional Global Equity Fund (15)

(D)	Fourth Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes Institutional Emerging Markets Fund (19)

(E)	Fifth Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund – filed herewith.

(2)	Amended and Restated Expense Limitation and Reimbursement Agreement – filed herewith.

(e)		Distribution Agreement

	(1)	Distribution Agreement with Quasar Distributors, LLC relating to the Brandes Institutional International Equity Fund (5)

	(2)	Distribution Agreement with Quasar Distributors, LLC to the Separately Managed Account Reserve Trust (11)

	(3)	Addendum to Distribution Agreement with Quasar Distributors, LLC, relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (14)

	(4)	Form of Amendment to Distribution Agreement with Quasar Distributors, LLC (17)

	(5)	Amendment to Distribution Agreement with Quasar Distributors, LLC relating to the Brandes Institutional Emerging Markets Fund (19)

	(6)	Form of Fourth Amendment to Distribution Agreement with Quasar Distributors, LLC relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund – filed herewith.

(f)		Bonus or Profit Sharing Contracts - Not applicable.

(g)		Custodian Agreement

	(1)	Custodian Agreement with Investors Bank & Trust Company (2)

	(A)	Amendment Agreement to Custodian and Transfer Agency Agreement with Investors Bank & Trust Company (7)

	(B)	Sixth Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (14)

	(C)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company (17)

	(D)	Exhibit A to Custodian Agreement with State Street Bank and Trust Company – filed herewith.

(2)	Custodian Agreement with Northern Trust Company (19)

(h)		Other Material Contracts

	(1)	Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (17)

(A)	Amendment to the Fund Administration Servicing Agreement (19)

(B)	Form of Third Amendment to the Fund Administration Servicing Agreement – filed herewith.

(2)	Form of Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC (17)

(A)	Amendment to the Transfer Agency Agreement (19)

(B)	Form of Third Amendment to the Transfer Agency Agreement – filed herewith.

(3)	Form of Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (17)

(A)	Amendment to the Fund Accounting Servicing Agreement (18)

(B)	Second Amendment to the Fund Accounting Servicing Agreement (19)

(C)	Form of Fourth Amendment to the Fund Accounting Servicing Agreement – filed herewith.

(4)	Shareholder Services Plan – filed herewith.

(5)	Agreement and Plan of Reorganization and Exchange (19)

	(6)	Power of Attorney for DeWitt Bowman (17)

	(7)	Power of Attorney for J. Michael Gaffney (17)

	(8)	Power of Attorney for Jeff Busby (13)

	(9)	Power of Attorney for Karin B. Bonding (17)

	(10)	Power of Attorney for Jean Carter (17)

	(11)	Power of Attorney for Robert Fitzgerald (17)

(i)		Legal Opinion

	(1)	Opinion and consent of counsel relating to the Brandes Institutional Investment Equity Fund (2)

	(2)	Form of opinion and consent of counsel relating to the Separately Managed Account Reserve Trust (10)

	(3)	Form of opinion and consent of counsel relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (13)

	(4)	Form of opinion and consent of counsel relating to the Brandes Institutional Global Equity Fund (15)

(j)		Consent of independent registered public accounting firm – filed herewith.

(k)		Omitted Financial Statements - Not applicable

(l)		Investment letter (1)

(m)		Rule 12b-1 Plan – filed herewith.

(n)	Rule 18f-3 Plan – filed herewith.

(o)		Reserved

(p)		Codes of Ethics

	(1)	Brandes Investment Partners, L.P. Amended and Restated Code of Ethics (19)

	(2)	Brandes Investment Trust (19)

	(3)	Quasar Distributors, LLC (6)

(1) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396) (the “Registration Statement”), filed on January 10, 1996, and incorporated herein by reference.

(2)  Previously filed with Post-Effective Amendment No. 3 to the Registration Statement, filed on February 7, 1996, and incorporated herein by reference.

(3)  Previously filed with Post-Effective Amendment No. 4 to the Registration Statement, filed on October 2, 1996, and incorporated herein by reference.

(4)  Previously filed with Post-Effective Amendment No. 10 to the Registration Statement, filed on March 1, 1999, and incorporated herein by reference.

(5)  Previously filed with Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 2001, and incorporated herein by reference.

(6)  Previously filed with Post-Effective Amendment No. 15 to the Registration Statement, filed on March 1, 2002, and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 16 to the Registration Statement, filed on February 28, 2003, and incorporated herein by reference.

(8) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement, filed on December 30, 2004, and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 19 to the Registration Statement, filed on February 25, 2005, and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement, filed on July 18, 2005, and incorporated herein by reference.

(11) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement, filed on September 27, 2005, and incorporated herein by reference.

(12) Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on January 29, 2007, and incorporated herein by reference.

(13) Previously filed with Post-Effective Amendment No. 24 to the Registration Statement filed on November 9, 2007, and incorporated herein by reference.

(14) Previously filed with Post-Effective Amendment No. 25 to the Registration Statement filed on December 20, 2007, and incorporated herein by reference.

(15) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement filed on July 18, 2008, and incorporated herein by reference.

(16) Previously filed with Post-Effective Amendment No. 28 to the Registration Statement filed on August 1, 2008, and incorporated herein by reference.

(17) Previously filed with Post-Effective Amendment No. 29 to the Registration Statement filed on September 30, 2008, and incorporated herein by reference.

(18) Previously filed with Post-Effective Amendment No. 30 to the Registration Statement filed on January 30, 2009, and incorporated herein by reference.

(19) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement filed on January 31, 2011, and incorporated herein by reference.

Item 29.  Persons Controlled by or under Common Control with Registrant.

The Registrant does not control, nor is it under common control with, any other person.

Item 30.  Indemnification.

Article VI of Registrant's By-Laws states as follows:

Section 1. AGENTS, PROCEEDINGS AND EXPENSES.  For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation  attorney's fees and any expenses of establishing a right to indemnification under this Article.

Section 2. ACTIONS OTHER THAN BY TRUST.  This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

(a)           in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct  was in  the Trust's best interests, and

(b)           in all other cases,  that his conduct was at least not opposed to the Trust's best interests, and

(c)           in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3. ACTIONS BY THE TRUST.  This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION.  Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless an only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(c)           of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses  incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED  APPROVAL.  Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a)           A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b)           A written opinion by an independent legal counsel.

Section 7. ADVANCE OF  EXPENSES.  Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent  legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification.  Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

Section 8. OTHER CONTRACTUAL RIGHTS.  Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9.  LIMITATIONS.  No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a)           that it would be inconsistent with a provision of the Agreement and  Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)           that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10. INSURANCE.  Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such  indemnification by it is against public policy as expressed  in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

Brandes Investment Partners, L.P., 11988 El Camino Real, Suite 500, San Diego, California 92130, is the investment advisor of the Registrant.  For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis & Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           The directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 11988 El Camino Real, Suite 500, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be  maintained by the Administrator at 2020 East Financial Way, Suite 100, Glendora, CA 91741, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego and State of California on the 3rd day of February, 2012.

BRANDES INVESTMENT TRUST

By:
/s/Debra McGinty-Poteet
Debra McGinty-Poteet
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Debra McGinty-Poteet	President and Trustee	February 3, 2012
Debra McGinty-Poteet

/s/ DeWitt F. Bowman*	Trustee	February 3, 2012
DeWitt F. Bowman

/s/ J. Michael Gaffney*	Trustee	February 3, 2012
J. Michael Gaffney

/s/ Karin B. Bonding*	Trustee	February 3, 2012
Karin B. Bonding

/s/ Jeff Busby*	Trustee	February 3, 2012
Jeff Busby

/s/Jean Carter*	Trustee	February 3, 2012
Jean Carter

/s/Robert M. Fitzgerald*	Trustee	February 3, 2012
Robert M. Fitzgerald

/s/Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	February 3, 2012
Gary Iwamura

* By: /s/Debra McGinty-Poteet
Debra McGinty-Poteet
Attorney-in-fact as per Powers of Attorney filed November 9, 2007 and September 30, 2008.

EXHIBIT INDEX

Exhibit	Exhibit No.
Certificate of Amendment to Certificate of Trust	EX-99.a.1.e
Certificate of Amendment to Certificate of Trust	EX-99.a.1.f
Fifth Amendment to Investment Advisory Agreement	EX-99.d.1.e
Amended and Restated Expense Limitation and Reimbursement Agreement	EX-99.d.2
Form of Fourth Amendment to Distribution Agreement	EX-99.e.6
Exhibit A to Custodian Agreement with State Street Bank and Trust Company	EX-99.g.1.d
Form of Third Amendment to the Fund Administration Servicing Agreement	EX-99.h.1.b
Form of Third Amendment to the Transfer Agency Agreement	EX-99.h.2.b
Form of Fourth Amendment to the Fund Accounting Servicing Agreement	EX-99.h.3.c
Shareholder Services Plan	EX-99.h.4
Consent of independent registered public accounting firm	EX-99.j
Rule 12b-1 Plan	EX-99.m
Rule 18f-3 Multiple Class Plan	EX-99.n